Schedule of company obligations by contractual maturity (Details)	Dec. 31, 2024 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 4,143,527
Less than a year	2,521,260
1 to 3 years	1,622,267
4 to 5 years
More than 5 years
OSR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	16,012
OSR Operating Leases And Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Less than a year	16,012
1 to 3 years
4 to 5 years
More than 5 years
OSR - SRA & ARLA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	83,400
Less than a year	83,400
1 to 3 years
4 to 5 years
More than 5 years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	4,036,518
Less than a year	2,414,851
1 to 3 years	1,621,667
4 to 5 years
More than 5 years
Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	7,597
Less than a year	6,996
1 to 3 years	600
4 to 5 years
More than 5 years